Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Fair Value Measurement
7.	Fair Value Measurement

Recurring

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2023	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,668,550	—	1,668,550
Total Assets	—	1,668,550	—	1,668,550

December 31, 2024	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	584,773	—	584,773
Available-for-sale investments	—	332,489	—	332,489
Total Assets	—	917,262	—	917,262

The Group elected the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year and accounted them at fair value.

For the available-for-sale investments, the Group estimates their fair value using the expected yield on similar instruments in the market, and classifies the valuation techniques that use these inputs as Level 2.

Non-recurring

Certain assets, such as prepayment, intangible asset, long-term equity investment are measured at fair value only if they were determined to be impaired. The fair values were measured under income approach, based on the Company’s best estimation. Significant inputs (level 3) used in the income approach primarily included future estimated cash flows and discount rate.